Supplementary Cash Flow Information - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings			$ 173
Beginning balance, lease liabilities			2,927
Acquisition	$ (7)	$ (4)	(236)	$ (19)
Changes From Financing Cash Flows:
Principal Repayment of Leases	(89)	(74)	(266)	(219)
Repayment of Long-Term Debt	(183)	0	(195)	0
Non-Cash Changes:
Lease Additions			162
Ending balance, short term borrowings	0		0
Ending balance, lease liabilities	2,872		2,872
Dividends Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance. dividend payables			0	9
Changes From Financing Cash Flows:
Dividends Paid			(1,057)	(1,203)
Non-Cash Changes:
Ending balance. dividend payables	2	9	2	9
Dividends Payable | Common shares
Non-Cash Changes:
Dividends declared			1,047	925
Variable Dividends Declared on Common Shares				251
Dividends Payable | Preferred Shares
Non-Cash Changes:
Dividends declared			12	27
Repurchase Agreements Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, Repurchase agreements payable			0	0
Changes From Financing Cash Flows:
Proceeds on Repurchase Agreements			403
Repayment of Repurchase Agreements			(220)
Non-Cash Changes:
Exchange Rate Movements and Other			(7)
Ending balance, Repurchase agreements payable	176	0	176	0
Short-Term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings			173	179
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings			152	(74)
Non-Cash Changes:
Divestiture of Short-Term Borrowings			313
Exchange Rate Movements and Other			(12)	(4)
Ending balance, short term borrowings	0	101	0	101
Long-Term Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, long-term debt			7,534	7,108
Acquisition			12
Changes From Financing Cash Flows:
Repayment of Long-Term Debt			(195)
Non-Cash Changes:
Finance and Transaction Costs			(15)	(13)
Exchange Rate Movements and Other			(180)	104
Ending balance, long-term debt	7,156	7,199	7,156	7,199
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, lease liabilities			2,927	2,658
Changes From Financing Cash Flows:
Principal Repayment of Leases			(266)	(219)
Non-Cash Changes:
Lease Additions			162	104
Lease Divestitures			(39)
Exchange Rate Movements and Other			88	97
Ending balance, lease liabilities	$ 2,872	$ 2,640	$ 2,872	$ 2,640